Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

Note 11—Earnings (Loss) Per Share

Earnings (loss) Per Share

Basic earnings (loss) per share (“EPS”) is computed by dividing net income (loss) by the weighted-average number of shares of common stock outstanding during the period. Diluted EPS takes into account the dilutive effect of potential common stock that could be issued by the Company in conjunction with any stock awards that have been granted to directors and employees. In accordance with FASB ASC Topic 260, awards of non-vested shares shall be considered to be outstanding as of the grant date for purposes of computing diluted EPS even though their exercise is contingent upon vesting. The following is a calculation of the basic and diluted weighted-average number of shares of common stock outstanding and EPS for the years ended:

(in thousands, except per share data)	Year Ended December 31,
	2014	2013	2012
Loss (numerator):
Net loss	(183,176)	(43,541)	(8,759)
Weighted-average shares (denominator):
Weighted-average number of shares of common stock—basic and diluted	144,369	75,261	13,880
Loss per share:
Basic and diluted	$(1.27)	$(0.58)	$(0.63)